Employee Retirement Plans - Projected Benefit Obligation and Funding (Details) - Pension Plans $ in Millions	12 Months Ended
Dec. 30, 2016 USD ($)
Employee Retirement Plans
Decrease to underfunded status	$ 251.6
Minimum
Employee Retirement Plans
Company contributions expected to be funded	24.6
Maximum
Employee Retirement Plans
Company contributions expected to be funded	$ 28.7